Note 13 - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowances for loan and real estate losses	$ 2,602	$ 4,186
Deferred compensation costs	166	262
Deferred ESOP loan asset	487	704
Nonaccruing loan interest	221	313
State net operating loss carryforward	824	1,366
Alternative minimum tax credit carryforward	175	118
Net unrealized loss on securities available for sale	372	542
Other	92	147
Total gross deferred tax assets	4,939	7,638
Deferred tax liabilities:
Deferred loan fees	37	100
Premises and equipment basis difference	380	126
Originated mortgage servicing rights	482	636
Federal tax liability on state net operating loss carryforwards	280	676
Other	88	153
Total gross deferred tax liabilities	1,267	1,691
Net deferred tax assets	$ 3,672	$ 5,947